PROFIT FOR THE YEAR ON DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of loss on discontinued operations [Abstract]
Schedule of Operating Profit For The Discontinued Operations
	December 31, 2023 US$‘000	December 31, 2022 US$‘000	December 31, 2021 US$‘000
Revenue	2,784	12,258	11,817
Operating expenses	(2,652)	(9,679)	(9,142)
Closure provision	-	-	(42)
Tax (expense)/credit	-	(2)	92

Profit from operating activities	132	2,577	2,725

Gain on sale of discontinued operations	12,718	-	-

Profit for the year from discontinued operations	12,850	2,577	2,725

Schedule of Net Cashflows Generated From Discontinued Operations
US$’000

Cash received from sale of the discontinued operations net of transaction costs	28,935
Cash sold as a part of discontinued operations	(775)

Net cash inflow on date of disposal	28,160

Schedule of Assets and Liabilities Disposed
US$’000
Property plant & equipment	103
Goodwill and intangible assets	14,123
Inventory	1,160
Cash	775
Trade and other receivables	1,309
Trade and other payables	(864)
Lease liabilities	(106)
Current Corporation tax	(2)
Deferred tax liability	(195)

Total net assets disposed	16,303

Schedule of Earnings Per ADS for Discontinued Operations
	December 31, 2023	December 31, 2022	December 31, 2021
Basic earnings per ‘A’ share (US Dollars) – discontinued operations	0.08	0.02	0.03
Diluted earnings per ‘A’ share (US Dollars) – discontinued operations	0.07	0.02	0.03

	December 31, 2023	December 31, 2022	December 31, 2021
Basic earnings per ADS (US Dollars) – discontinued operations	1.68	0.38	0.65
Diluted earnings per ADS (US Dollars) – discontinued operations	1.44	0.33	0.51

Schedule of Cash Flows Attributable to Discontinued Operations

	December 31, 2023	December 31, 2022	December 31, 2021
	US$000	US$000	US$000
Cash (outflow)/inflow from operating activities	(177)	3,798	5,140
Cash inflow from investing activities	28,160	-	-
Cash (outflow)/inflow from financing activities	-	(10,800)	104